Related Party Transactions - Convertible Term Note (Details) - Tradeweb Markets LLC - USD ($)		12 Months Ended
	May 05, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Apr. 08, 2019
Related Party Transactions
Share Price (per share)					$ 27.00
Predecessor | TR | Convertible term note
Related Party Transactions
Amount of loan				$ 29,285,000
Debt interest expense		$ 455,000	$ 1,339,000
Predecessor | TR | Convertible term note | LIBOR
Related Party Transactions
Variable interest rate basis				LIBOR
Basis spread on variable rate				1.50%
Variable rate additional adjustment				3.00%
Effective interest rate percentage		4.50%	4.50%
Predecessor | TR | Convertible term note | Class A common stock
Related Party Transactions
Number of equity shares issued upon conversion of debt	1,835
Share Price (per share)	$ 15,958